UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Collateralized Mortgage Obligations 18.5%
Government National Mortgage Association:
“HO”, Series 2004-66, Principal Only, Zero Coupon, 9/20/2031	5,130,363	4,228,810
“CO”, Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,387,542
“PO”, Series 2004-85, Principal Only, Zero Coupon, 1/17/2033	10,098,524	7,982,819
“JO”, Series 2004-34, Principal Only, Zero Coupon, 2/20/2034	4,151,216	2,977,760
“Y0”, Series 2004-34, Principal Only, Zero Coupon, 2/20/2034	6,729,287	4,447,539
“PO”, Series 2005-82, Principal Only, Zero Coupon, 10/20/2035	3,557,672	2,681,207
“PO”, Series 2005-84, Principal Only, Zero Coupon, 11/20/2035	2,924,329	2,035,607
“AO”, Series 2006-7, Principal Only, Zero Coupon, 2/20/2036	8,227,621	6,069,557
“SU”, Series 2004-30, Interest Only, 1.933% ***, 2/20/2032	41,563,384	1,486,369
“GI”, Series 2003-62, Interest Only, 5.0%, 4/20/2025	2,670,288	84,633
“LI”, Series 2003-66, Interest Only, 5.0%, 3/20/2026	7,597,500	411,788
“IM”, Series 2004-4, Interest Only, 5.0%, 7/16/2026	15,042,225	917,947
“KI”, Series 2004-19, Interest Only, 5.0%, 10/16/2027	18,783,672	1,494,232
“AC”, Series 2005-38, 5.0%, 1/20/2031	16,088,095	15,707,706
“GB”, Series 2002-88, 5.0%, 6/20/2031	22,700,231	22,185,015
“A”, Series 2005-80, 5.0%, 10/20/2031	21,225,838	20,659,620
“GZ”, Series 2005-44, 5.0%, 7/20/2035	3,140,347	2,530,468
“DA”, Series 2005-45, 5.388% *, 6/16/2035	25,177,857	25,092,174
“FP”, Series 2005-61, 5.428% *, 8/16/2035	40,391,700	40,190,400
“F”, Series 2005-84, 5.458% *, 11/16/2035	68,208,651	67,630,043
“FA”, Series 2005-18, 5.467% *, 10/20/2032	22,000,000	21,950,082
“AF”, Series 2005-48, 5.467% *, 6/20/2035	26,891,924	26,817,434
“GF”, Series 2005-58, 5.467% *, 8/20/2035	36,354,662	36,308,513
“IB”, Series 2004-64, Interest Only, 5.5%, 4/20/2028	6,136,618	522,130
“IG”, Series 2004-75, Interest Only, 5.5%, 1/20/2031	3,527,000	961,900
“TZ”, Series 2003-85, 5.5%, 10/20/2033	5,787,779	5,131,914
“BI”, Series 2004-2, Interest Only, 5.5%, 1/16/2034	4,977,406	539,827
“Z”, Series 2005-96, 5.5%, 12/16/2035	6,674,731	5,720,397
“PD”, Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,665,211
“PF”, Series 2005-53, 5.517% *, 1/20/2035	11,471,530	11,426,953
“FM”, Series 2004-80, 5.567% *, 7/20/2034	30,000,000	30,176,163
“AF”, Series 2004-58, 5.608% *, 12/16/2032	54,548,220	54,822,571
“ZB”, Series 2005-65, 6.0%, 9/20/2032	22,153,688	21,958,169
“PB”, Series 2005-92, 6.0%, 12/20/2035	8,000,000	7,816,616
“FP”, Series 2003-67, 6.167% *, 8/20/2033	14,971,875	15,936,986
“K”, Series 2001-35, 6.45%, 10/26/2023	9,987,849	10,118,295
“VB”, Series 2002-49, 6.5%, 8/20/2017	8,406,000	8,470,892
“ST”, Series 2004-71, 7.0%, 9/20/2034	8,000,000	7,848,703

Total Collateralized Mortgage Obligations (Cost $508,203,405)		501,393,992
Government National Mortgage Association 100.4%
Government National Mortgage Association:
4.5%, with various maturities from 11/15/2017 until 8/15/2018	16,577,418	15,803,072
5.0%, with various maturities from 5/20/2019 until 6/20/2036 (b)	445,513,346	421,276,905
5.5%, with various maturities from 7/20/2013 until 6/20/2036 (b)	1,137,947,425	1,100,946,979
6.0%, with various maturities from 8/15/2008 until 6/15/2036	755,959,019	751,125,169
6.5%, with various maturities from 2/15/2008 until 6/20/2036	270,897,338	273,985,961
7.0%, with various maturities from 4/15/2008 until 6/15/2033	83,163,927	85,637,096
7.5%, with various maturities from 12/15/2006 until 10/15/2032	52,317,919	54,700,450

	8.0%, with various maturities from 4/15/2008 until 9/15/2032	12,808,785	13,601,088
	8.5%, with various maturities from 11/15/2006 until 1/15/2031	1,193,542	1,282,628
	9.0%, with various maturities from 2/15/2020 until 8/15/2030	2,059,462	2,227,147
	10.5%, with various maturities from 10/20/2016 until 1/20/2021	591,460	648,371
	11.5%, with various maturities from 4/15/2013 until 2/15/2016	173,410	190,799
	12.0%, with various maturities from 12/15/2012 until 7/15/2015	523,928	575,894
	12.5%, with various maturities from 5/15/2010 until 8/15/2015	319,418	349,593
	13.0%, with various maturities from 11/20/2014 until 5/15/2015	21,663	23,868
	13.5%, with various maturities from 11/15/2012 until 10/15/2014	80,974	90,006
	14.0%, with various maturities from 7/15/2011 until 12/15/2014	55,679	62,206
	14.5%, 10/15/2014	39,834	44,871
	15.0%, 10/15/2012	29,871	33,769
	16.0%, 2/15/2012	22,783	26,029

Total Government National Mortgage Association (Cost $2,800,520,337)			2,722,631,901
	US Treasury Obligations 2.8%
US Treasury Bill, 4.58% **, 7/20/2006 (a)		1,310,000	1,306,834
US Treasury Notes:
	3.875%, 9/15/2010 (b)	37,000,000	35,306,103
	4.0%, 2/15/2015 (b)	23,100,000	21,286,280
	4.5%, 11/15/2010 (b)	19,000,000	18,559,143

Total US Treasury Obligations (Cost $80,495,759)			76,458,360
		Shares	Value ($)

	Securities Lending Collateral 5.4%
Daily Assets Fund Institutional, 5.1% (c) (d) (Cost $146,180,850)		146,180,850	146,180,850
	Cash Equivalents 5.9%
Cash Management QP Trust, 5.07% (e) (Cost $159,252,888)		159,252,888	159,252,888
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,694,653,239)		133.0	3,605,917,991
Other Assets and Liabilities, Net		(33.0)	(894,621,298)

Net Assets		100.0	2,711,296,693

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of June 30, 2006.
(a)	At June 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $143,787,013 which is 5.3% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year US Treasury Note	9/20/2006	67	6,988,172	7,025,578	37,406

At June 30, 2006, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
10-Year Interest Rate Swap	9/18/2006	198	20,252,632	20,192,906	59,726

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006